Investment in Affiliates - Balance Sheet Data (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 19,160
Current assets	22,732
Non-current assets	139,955
Current liabilities	83,059
Long-term debt including current portion, net of deferred finance costs and discount	64,818
Non-current liabilities	61,035
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	27,544
Current assets	33,479
Non-current assets	195,805
Current liabilities	39,150
Long-term debt including current portion, net of deferred finance costs and discount	99,153
Non-current liabilities	$ 168,195